Administrative Expenses - Schedule of Administration Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administration expenses [abstract]
Administrative expenses	$ (208,406)	$ (179,416)	$ (181,514)
Expenses for short-term leases	(1,976)	(1,846)	(1,478)
Other expenses of obligations for lease contracts	(232)	(457)	(207)
Maintenance and repair of fixed assets	(32,364)	(33,288)	(32,637)
Insurance payments	(18,822)	(18,320)	(17,428)
Office supplies	(1,693)	(1,315)	(1,756)
IT and communications expenses	(48,625)	(55,436)	(53,839)
Utilities and other services	(2,785)	(3,545)	(3,931)
Security and transportation of securities services	(5,643)	(5,694)	(6,754)
Representation and personnel travel expenses	(1,783)	(846)	(1,263)
Legal and notarial expenses	(19,904)	(19,419)	(21,675)
Professional services fees	(1,477)	(1,581)	(1,629)
Technical report fees	(26,225)	(21,865)	(13,180)
Fines applied by the Financial Market Commission	(4)	(81)
Fines	(368)	(211)	(133)
Other administrative expenses	(46,505)	(15,512)	(25,604)
Outsourced services	(33,771)	(31,417)	(28,539)
Data processing	(11,835)	(11,237)	(10,929)
Appraisal service	(50)	(88)
Call center service for sales, marketing, quality assurance and costumer service	(320)	(442)	(865)
External collection service	(1,649)	(1,135)
External cleaning service, casino, files and documents custody, furniture and equipment storage	(574)	(733)
Sale services and product distribution	(91)	(36)
Other outsourced services	(19,252)	(17,746)	(16,745)
Board of Directors compensation	(1,239)	(1,358)	(1,310)
Marketing and advertising	(14,529)	(12,937)	(11,914)
Taxes, real estate tax and other legal charges	(40,167)	(32,842)	(34,476)
Real estate taxes	(341)	(305)	(347)
Patents	(1,535)	(1,361)	(1,353)
Other taxes	(28,419)	(22,191)	(23,660)
Contributions to CMF	(9,872)	(8,985)	(9,116)
Totals	$ (298,112)	$ (257,970)	$ (257,753)